Share-Based Awards Plan (Tables)	12 Months Ended
Dec. 31, 2025
Baidu
Total Share-Based Compensation Cost Recognized
The following table summarizes the total share-based compensation cost recognized by the Group:

	For the years ended December 31,
	2023	2024	2025	2025
	RMB	RMB	RMB	US$
	(In millions)
Cost of revenue	590	461	389	56
Selling, general and administrative	1,678	1,427	1,181	169
Research and development	4,077	2,896	2,035	292

Total	6,345	4,784	3,605	517

Option Activity
The following table summarizes the option activity for the year ended December 31, 2025:

	Number of share options	Weighted average exercise price (US$)		Weighted average remaining contractual life (Years)	Aggregate intrinsic value (US$ in millions)
Incentive share options
Outstanding, December 31, 2024	16,363,784	19	*	3.4	—
Granted	744,768	11	*
Exercised	(1,336,600)	12	*
Forfeited/Cancelled	(5,731,800)	25	*

Outstanding, December 31, 2025	10,040,152	16	*	3.7	25

Vested and expected to vest at December 31, 2025	9,908,816	16	*	3.6	24
Exercisable at December 31, 2025	9,263,816	17	*	3.2	21

*	Represents the exercise price per Class A ordinary share, and each ADS represents eight Class A ordinary shares.

Assumptions Used to Estimate Fair Values of Share Options Granted
The following table presents the assumptions used to estimate the fair values of the share options granted in the years presented:

For the years ended December 31,
2025
Risk-free interest rate	3.86~4.35%
Dividend yield	—
Expected volatility range	51.11%~51.64%
Expected life (in years)	5.19~5.65

Restricted Shares Activity
Restricted Shares activity for the year ended December 31, 2025 was as follow:

	Number of shares	Weighted average grant date fair value (US$)
Restricted Shares
Unvested, December 31, 2024	82,321,904	15
Granted	55,790,824	11
Vested	(29,623,776)	16
Forfeited/Cancelled	(14,428,184)	13

Unvested, December 31, 2025	94,060,768	12

iQIYI
Option Activity
The following table sets forth the summary of employee option activity for the year ended December 31, 2025:

	Number of share options	Weighted average exercise price (US$)	Weighted average remaining contractual life (Years)	Aggregate Intrinsic value (US$ in millions)
Outstanding, December 31, 2024	578,455,922	0.28	6.5	73
Granted	76,706,000	0.01
Forfeited/Expired	(26,876,122)	0.24
Exercised	(14,490,399)	0.00

Outstanding, December 31, 2025	613,795,401	0.25	6.0	82

Vested and expected to vest at December 31, 2025	597,060,358	0.26	5.9	78
Exercisable at December 31, 2025	419,870,276	0.36	4.8	31